Document and Entity Information	Oct. 06, 2026
Cover [Abstract]
Entity Registrant Name	KIRBY CORPORATION
Entity Central Index Key	0000056047
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 06, 2026
Securities Act File Number	1-7615
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	74-1884980
Entity Address, Address Line One	55 Waugh Drive
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77007
City Area Code	713
Local Phone Number	435-1000
Title of 12(b) Security	Common Stock
Trading Symbol	KEX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false